Share-based payments - Charges for Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share based payments [Abstract]
Share-based payments (note 5)	£ 105.0	£ 106.5	£ 99.0